SUBSEQUENT EVENTS (Details Narrative 1) - USD ($)				1 Months Ended
	May 18, 2016	Feb. 03, 2016	Dec. 23, 2015	Nov. 30, 2015	Sep. 30, 2016	Jan. 26, 2016	Dec. 31, 2015	Sep. 30, 2015	Sep. 30, 2014
Common shares, par value (in dollars per share)					$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Exercise price	$ 0.058					$ 0.10		$ 0.1400
Warrant term	1 year 6 months
Warrant [Member]
Exercise price		$ 0.06
Warrant term		3 years
Subsequent Event [Member]
Aggregate proceeds from subscription agreement			$ 3,000,000
Commissions - gross proceeds (percent)			7.00%
Warrant commission - amount of shares sold (percent)			8.00%
Price of securities paid by investors (percent)			110.00%
Subsequent Event [Member] | Exercise Price #1 [Member] | Warrant [Member]
Percent exercisable				50.00%
Exercise price				$ 0.05
Subsequent Event [Member] | Exercise Price #2 [Member] | Warrant [Member]
Percent exercisable				50.00%
Exercise price				$ 0.075
Subsequent Event [Member] | Debentures [Member]
Debt face amount				$ 3,000,000
Number of shares to purchase				8,000,000
Common shares, par value (in dollars per share)				$ .001
Interest rate				11.00%
Warrant term				5 years
Subsequent Event [Member] | Debentures [Member] | Eastern Sphere Ltd [Member]
Percent ownership pledged as collateral				49.00%
Subsequent Event [Member] | Debentures [Member] | Exercise Price #1 [Member]
Percent exercisable				50.00%
Exercise price				$ 0.05
Subsequent Event [Member] | Debentures [Member] | Exercise Price #2 [Member]
Percent exercisable				50.00%
Exercise price				$ 0.075